Organization, Description of Business, and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization, Description of Business, and Going Concern

1. Organization, Description of Business, and Going Concern

Ocean Biomedical, Inc. (f/k/a Aesther Healthcare Acquisition Corp.) (the “Company”), a Delaware corporation, was a blank check company formed in June 2021, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. As described below, the Company closed a business combination with Ocean Biomedical Holdings, Inc. (f/k/a Ocean Biomedical, Inc.) (“Legacy Ocean”) (the “Business Combination”).

Following the Business Combination, the Company is a biopharmaceutical company that is focused on discovering and developing therapeutic products in oncology, fibrosis, and infectious diseases.

Business Combination Agreement

On February 14, 2023 (the “Closing Date”), the Company consummated the previously announced Business Combination, pursuant to that certain Agreement and Plan of Merger, dated August 31, 2022, as amended on December 5, 2022 by Amendment No. 1, by and among the registrant, AHAC Merger Sub, Inc., a Delaware corporation (“Merger Sub”), Aesther Healthcare Sponsor, LLC, in its capacity as purchaser representative (the “Sponsor”), Legacy Ocean, and Dr. Chirinjeev Kathuria, in his capacity as seller representative (the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, on the Closing Date, Merger Sub merged with and into Legacy Ocean, with Legacy Ocean continuing as the surviving entity and a wholly-owned subsidiary of the registrant. In connection with the closing of the Business Combination (the “Closing”), the Company changed its name from “Aesther Healthcare Acquisition Corp.” to “Ocean Biomedical, Inc.” The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Under this method of accounting, AHAC, who is the legal acquirer, is treated as the “acquired” company for financial reporting purposes and Legacy Ocean is treated as the accounting acquirer. The Business Combination is accounted for as the equivalent of a capital transaction in which the Company has issued stock for the net assets of AHAC. The net assets of AHAC are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are Legacy Ocean. Reported shares and earnings per share available to common stockholders, prior to the Business Combination, have been retroactively restated based on the exchange ratio established in the Merger Agreement. See Note 14 – Subsequent Events for terms and conditions of the Business Combination.

The Company is subject to risks common to companies in the biopharmaceutical industry, including, but not limited to, risks related to the successful development and commercialization of product candidates, fluctuations in operating results and financial risks, the ability to successfully raise additional funds when needed, protection of proprietary rights and patent risks, patent litigation, compliance with government regulations, dependence on key personnel and prospective collaborative partners, and competition from competing products in the marketplace.

Going Concern

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company had no cash inflows from operating activities for the year ended December 31, 2022. As of December 31, 2022, the Company had cash of $34 thousand and a working capital deficiency of $10.6 million. The Company’s current operating plan indicates it will incur losses from operations and generate negative cash flows from operating activities, given anticipated expenditures related to research and development activities and its lack of revenue generating ability at this point in the Company’s lifecycle. These events and conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

The Company will need to raise additional funds in order to advance its research and development programs, operate its business, and meet its future obligations as they come due. Based on the Company’s current operational plans and assumptions, the Company expects to use the net proceeds from the Backstop Agreement and future debt and equity financings, including possibly under the Common Stock Purchase Agreement, as well as further deferrals of certain of its accrued expenses and contingency payments due upon the closing of future financings to fund operations. Under the terms of the Backstop Agreement, the Company will receive proceeds from any sales by the backstop providers of shares of its common stock sold by them quarterly, after the end of each quarter. The Company expects to receive the first reports from the backstop providers in April, reporting the amount of shares they sold in the quarter ended March 31, 2023 and, if they sold any shares, corresponding payments of the proceeds of those repurchases. The Backstop Agreement prohibits the backstop providers from selling the Company’s shares of common stock that are subject to the restrictions set forth in the Backstop Agreement unless the Company’s common stock is trading above $10.34 per share, which means that no cash will be returned to the Company pursuant to any sales under the Backstop Agreement unless and until its common stock is trading above $10.34 and the backstop providers are otherwise able to sell their shares. The Company has based these estimates on assumptions that may prove to be wrong, and the Company could utilize its available capital resources sooner than expected, in which case, the Company would need to raise more capital and sooner than expected. The Company cannot guarantee that it will be able to raise additional capital on reasonable terms or at all, that its common stock will trade above $10.34, permitting the backstop providers to sell shares under the Backstop Agreement, or that the backstop providers will sell any shares of the Company’s common stock held by them.

There is no assurance that the Company will be successful in obtaining such additional financing on terms acceptable to the Company, if at all, and the Company may not be able to enter into collaborations or other arrangements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development programs, which could adversely affect its business prospects and its ability to continue operations.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Impacts of COVID-19 and Market Conditions on Our Business

We have been actively monitoring the COVID-19 situation and its impact globally. For the year ended December 31, 2022, the Company was not significantly impacted by COVID-19. Further, disruption of global financial markets and a recession or market correction, including as a result of the COVID-19 pandemic, the ongoing military conflict between Russia and Ukraine and the related sanctions imposed against Russia, and other global macroeconomic factors such as inflation, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.

Ocean Biomedical Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Organization, Description of Business, and Going Concern

Note 1. Organization, Description of Business, and Going Concern

Ocean Biomedical, Inc. (f/k/a Aesther Healthcare Acquisition Corp.) (the “Company”), a Delaware corporation, was a blank check company formed in June 2021, for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. As described below, the Company closed a business combination with Ocean Biomedical Holdings, Inc. (f/k/a Ocean Biomedical, Inc.) (“Legacy Ocean”) (the “Business Combination”).

Following the Business Combination, the Company is a biopharmaceutical company that is focused on discovering and developing therapeutic products in oncology, fibrosis, and infectious diseases.

Business Combination Agreement

On February 14, 2023 (the “Closing Date”), the Company consummated the previously announced Business Combination, pursuant to that certain Agreement and Plan of Merger, dated August 31, 2022, as amended on December 5, 2022 by Amendment No. 1, by and among the registrant, AHAC Merger Sub, Inc., a Delaware corporation (“Merger Sub”), Aesther Healthcare Sponsor, LLC, in its capacity as purchaser representative (the “Sponsor”), Legacy Ocean, and Dr. Chirinjeev Kathuria, in his capacity as seller representative (the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, on the Closing Date, Merger Sub merged with and into Legacy Ocean, with Legacy Ocean continuing as the surviving entity and a wholly-owned subsidiary of the registrant. In connection with the closing of the Business Combination (the “Closing”), the Company changed its name from “Aesther Healthcare Acquisition Corp.” to “Ocean Biomedical, Inc.”

Accounting for the Business Combination

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Under this method of accounting, AHAC, who is the legal acquirer, is treated as the “acquired” company for financial reporting purposes and Legacy Ocean is treated as the accounting acquirer. (References to “AHAC” refer to Aesther Healthcare Acquisition Corp. prior to the Closing of the Business Combination.) Legacy Ocean has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	Legacy Ocean’s existing stockholders have the largest portion of voting interest in the Company;
●	Legacy Ocean’s senior management comprises the senior management of the Company;
●	the members of the Board of Directors of the Company nominated by Legacy Ocean represent the majority of the Board of Directors of the Company;
●	Legacy Ocean’s operations comprise the ongoing operations of the Company; and
●	“Ocean Biomedical, Inc.” is the name being used by the Company.

The Business Combination is accounted for as the equivalent of a capital transaction in which the Company has issued stock for the net assets of AHAC. The net assets of AHAC are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are Legacy Ocean.

The Company is subject to risks common to companies in the biopharmaceutical industry, including, but not limited to, risks related to the successful development and commercialization of product candidates, fluctuations in operating results and financial risks, the ability to successfully raise additional funds when needed, protection of proprietary rights and patent risks, patent litigation, compliance with government regulations, dependence on key personnel and prospective collaborative partners, and competition from competing products in the marketplace.

Going Concern Considerations

The accompanying condensed consolidated financial statements are prepared in accordance with U.S. GAAP applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company had no cash inflows from operating activities for the three months ended March 31, 2023. As of March 31, 2023, the Company had cash of $306 thousand and a working capital deficiency of $23.1 million. The Company’s current operating plan indicates it will incur losses from operations and generate negative cash flows from operating activities, given anticipated expenditures related to research and development activities and its lack of revenue generating ability at this point in the Company’s lifecycle. These events and conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.

The Company will need to raise additional funds in order to advance its research and development programs, operate its business, and meet its future obligations as they come due. Based on the Company’s current operational plans and assumptions, which may which may not be realized, the Company expects to use the net proceeds from the Backstop Agreement and future debt and equity financings, including possibly under the Common Stock Purchase Agreement as well as further deferrals of certain of its accrued expenses and contingency payments due upon the closing of future financings to fund operations. See Note 3- Business Combination and Backstop Agreement for a description of the Backstop Agreement and the Common Stock Purchase Agreement.

There is no assurance that the Company will be successful in obtaining additional financing on terms acceptable to the Company, if at all, and the Company may not be able to enter into collaborations or other arrangements. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development programs, which could adversely affect its business prospects and its ability to continue operations.

The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Impacts of COVID-19 and Market Conditions on Our Business

We have been actively monitoring the COVID-19 situation and its impact globally. For the three months ended March 31, 2023, the Company was not significantly impacted by COVID-19. Further, disruption of global financial markets and a recession or market correction, including as a result of the COVID-19 pandemic, the ongoing military conflict between Russia and Ukraine and the related sanctions imposed against Russia, and other global macroeconomic factors such as inflation, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.